Goodwill and Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	Aug. 31, 2013
Goodwill
Goodwill	$ 202,299	$ 139,526	$ 128,353
Goodwill, Impairment Loss		0
Goodwill, Acquired During Period	1,391	60,941	9,921
Goodwill, Translation and Purchase Accounting Adjustments	(5,041)	1,832	1,252
Goodwill	198,649	202,299	139,526
EMEA [Member]
Goodwill
Goodwill	85,957	70,266	68,540
Goodwill, Acquired During Period	(80)	14,015	0
Goodwill, Translation and Purchase Accounting Adjustments	(4,556)	1,676	1,726
Goodwill	81,321	85,957	70,266
USCAN Segment [Member]
Goodwill
Goodwill	102,735	56,446	46,525
Goodwill, Acquired During Period	1,064	46,289	9,921
Goodwill, Translation and Purchase Accounting Adjustments	0	0	0
Goodwill	103,799	102,735	56,446
LATAM Segment [Member]
Goodwill
Goodwill	12,944	12,814	13,288
Goodwill, Acquired During Period	0	0	0
Goodwill, Translation and Purchase Accounting Adjustments	(404)	130	(474)
Goodwill	12,540	12,944	12,814
APAC [Member]
Goodwill
Goodwill	663	0	0
Goodwill, Acquired During Period	407	637	0
Goodwill, Translation and Purchase Accounting Adjustments	(81)	26	0
Goodwill	$ 989	$ 663	$ 0